Long term incentive plan (Tables)	12 Months Ended
Jun. 30, 2022
Schedule Of Long term incentive plan
			As at				As at
Award & Vesting	Expiration	Exercise	June 30,				June 30,
Date	Date	Price	2021	Awarded	Cancelled	Exercised	2022
June 9, 2017	June 9, 2022	USD $0.66	900,000	-	(25,000)	(875,000)	-
March 26, 2019	March 26, 2024	CAD $1.00	580,000	-	-	-	580,000
March 19, 2021	March 19, 2024	CAD $3.60	1,300,000	-	-	-	1,300,000
May 11, 2022	May 11, 2025	CAD $2.50	-	30,000	-	-	30,000
Totals			2,780,000	30,000	(25,000)	(875,000)	1,910,000
			As at				As at
Award & Vesting	Expiration	Exercise	June 30,				June 30,
Date	Date	Price	2020	Awarded	Cancelled	Exercised	2021
December 22, 2015	December 22, 2020	USD $0.56	630,001	-	(557,826)	(72,175)	-
June 9, 2017	June 9, 2022	USD $0.66	1,810,000	-	(470,000)	(440,000)	900,000
March 26, 2019	March 26, 2024	CAD $1.00	1,185,000	-	(315,000)	(290,000)	580,000
March 19, 2021	March 19, 2024	CAD $3.60	-	1,300,000	-	-	1,300,000
Totals			3,625,001	1,300,000	(1,342,826)	(802,175)	2,780,000
			As at				As at
Grant	Vesting	Expiration	June 30,				June 30,
Date	Date	Date	2021	Awarded	Cancelled	Converted	2022
Vesting condition - Employment on vesting date:
March 19, 2021	December 31, 2022	June 30, 2023	200,000	-	-	-	200,000
May 11, 2022	July 14, 2022	June 30, 2023	-	40,000	-	-	40,000
Vesting condition - Milestone achieved on vesting date:
March 19, 2021	June 30, 2022	December 31, 2022	125,000	-	(125,000)	-	-
March 19, 2021	May 17, 2021	December 31, 2021	150,000	-	-	(150,000)	-
May 11, 2022	July 14, 2022	June 30, 2023	-	30,000	-	-	30,000
Totals			475,000	70,000	(125,000)	(150,000)	270,000
			As at				As at
Grant	Vesting	Expiration	June 30,				June 30,
Date	Date	Date	2020	Awarded	Cancelled	Converted	2021
Vesting condition - Employment on vesting date:
March 19, 2021	December 31, 2022	June 30, 2023	-	200,000	-	-	200,000
Vesting condition - Milestone achieved on vesting date:
December 29, 2020	February 7, 2021	February 19,2021	-	172,481	-	(172,481)	-
December 29, 2020	February 7, 2021	August 19, 2021	-	172,481	-	(172,481)	-
December 29, 2020	February 7, 2021	February 19, 2022	-	172,481	-	(172,481)	-
March 19, 2021	June 30, 2022	December 31, 2022	-	125,000	-	-	125,000
March 19, 2021	May 17, 2021	December 31, 2021	-	150,000	-	-	150,000
Totals			-	992,443	-	(517,443)	475,000